UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05299

T. Rowe Price Science & Technology Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Science & Technology Fund

Investor Class (PRSCX)

This annual shareholder report contains important information about Science & Technology Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - Investor Class	$95	0.79%

What drove fund performance during the past 12 months?

  Science and technology stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments.

  Semiconductor companies NVIDIA and Broadcom were top absolute contributors in 2024. NVIDIA benefited from the ongoing infrastructure buildout to support AI functionality and rose following record sales of AI chips and a positive outlook regarding demand for Blackwell, its new platform. Broadcom advanced on enthusiasm around the company’s potential to meet custom artificial intelligence demands in a large addressable market. Shares of mobile gaming-focused app marketing platform AppLovin also appreciated following strong growth in its core gaming business and software platform business and encouraging revenue and earnings guidance.

  Semiconductor company Intel and software company Adobe detracted on an absolute basis. Intel declined on lower-than-expected guidance and concerns that its new Gaudi3 accelerator isn’t gaining share in the AI graphics processing unit market. Shares of Adobe fell after competitors announced AI tools that could cut into the company’s core business. We eliminated our positions in both holdings.

  We remain focused on investing in science and technology companies that we believe are on the right side of change, the right side of numbers, and the right side of macroeconomic trends. We plan to continue seeking companies that we believe are well positioned on a multiyear basis as well as those with idiosyncratic growth drivers, and we want to own them at the right time when both the multiple and numbers can increase relative to peers.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
2014	10,000	10,000	10,000	10,000
2015	10,324	10,180	10,149	10,095
2015	10,441	10,194	10,230	10,123
2015	9,548	9,455	9,944	9,471
2015	10,861	10,048	10,991	10,138
2016	10,519	10,145	11,041	10,275
2016	11,248	10,412	11,017	10,527
2016	12,675	10,870	12,431	10,933
2016	12,144	11,327	12,481	11,351
2017	13,773	11,978	13,993	12,039
2017	14,700	12,339	14,664	12,411
2017	15,709	12,903	15,796	12,967
2017	16,907	13,721	17,196	13,829
2018	17,817	13,633	18,347	13,724
2018	18,825	14,163	19,769	14,195
2018	18,390	15,172	21,527	15,290
2018	15,725	13,002	17,691	13,223
2019	19,311	14,828	21,227	15,027
2019	19,797	15,435	22,286	15,674
2019	20,248	15,614	22,581	15,940
2019	22,913	17,035	25,242	17,386
2020	19,244	13,475	22,027	13,979
2020	25,158	16,443	29,127	16,850
2020	28,200	17,957	32,278	18,355
2020	33,408	20,593	36,640	20,585
2021	35,973	21,900	37,890	21,856
2021	38,708	23,705	42,546	23,724
2021	36,209	23,681	42,468	23,863
2021	35,242	25,877	46,313	26,494
2022	29,655	24,512	41,193	25,276
2022	24,166	20,418	31,472	21,206
2022	22,136	19,506	29,483	20,170
2022	22,834	20,907	29,937	21,696
2023	28,968	22,408	36,360	23,322
2023	32,061	24,288	42,082	25,361
2023	31,074	23,497	41,170	24,531
2023	35,111	26,334	48,237	27,399
2024	41,071	28,973	55,622	30,291
2024	44,470	29,904	60,838	31,589
2024	45,108	31,767	61,969	33,448
2024	49,251	32,604	65,639	34,254

202501-4140694, 202502-4108824

F61-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Science & Technology Fund (Investor Class)	40.27%	16.54%	17.28%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P North America Tech Index (Strategy Benchmark)	36.08	21.06	20.70
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$10,285,386
  Number of Portfolio Holdings123
  Investment Advisory Fees Paid (000s)$59,422
  Portfolio Turnover Rate217.3%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	19.8%
Infrastructure and Developer Tool Software	13.3
Digital Systems	12.3
Processors	11.4
Collaboration and Productivity Software	5.0
Consumer Electronics	4.9
U.S. Internet Retail	4.6
Front-Office Applications Software	4.4
Wireline Equipment	3.8
Other	20.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	12.3%
Alphabet	9.7
Meta Platforms	9.3
Microsoft	8.8
Broadcom	8.5
Apple	4.9
Amazon.com	4.6
Salesforce	3.1
ServiceNow	2.7
Oracle	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Science & Technology Fund

Investor Class (PRSCX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Science & Technology Fund

Advisor Class (PASTX)

This annual shareholder report contains important information about Science & Technology Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - Advisor Class	$127	1.06%

What drove fund performance during the past 12 months?

  Science and technology stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments.

  Semiconductor companies NVIDIA and Broadcom were top absolute contributors in 2024. NVIDIA benefited from the ongoing infrastructure buildout to support AI functionality and rose following record sales of AI chips and a positive outlook regarding demand for Blackwell, its new platform. Broadcom advanced on enthusiasm around the company’s potential to meet custom artificial intelligence demands in a large addressable market. Shares of mobile gaming-focused app marketing platform AppLovin also appreciated following strong growth in its core gaming business and software platform business and encouraging revenue and earnings guidance.

  Semiconductor company Intel and software company Adobe detracted on an absolute basis. Intel declined on lower-than-expected guidance and concerns that its new Gaudi3 accelerator isn’t gaining share in the AI graphics processing unit market. Shares of Adobe fell after competitors announced AI tools that could cut into the company’s core business. We eliminated our positions in both holdings.

  We remain focused on investing in science and technology companies that we believe are on the right side of change, the right side of numbers, and the right side of macroeconomic trends. We plan to continue seeking companies that we believe are well positioned on a multiyear basis as well as those with idiosyncratic growth drivers, and we want to own them at the right time when both the multiple and numbers can increase relative to peers.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
2014	10,000	10,000	10,000	10,000
2015	10,319	10,180	10,149	10,095
2015	10,429	10,194	10,230	10,123
2015	9,533	9,455	9,944	9,471
2015	10,840	10,048	10,991	10,138
2016	10,492	10,145	11,041	10,275
2016	11,211	10,412	11,017	10,527
2016	12,630	10,870	12,431	10,933
2016	12,092	11,327	12,481	11,351
2017	13,705	11,978	13,993	12,039
2017	14,618	12,339	14,664	12,411
2017	15,613	12,903	15,796	12,967
2017	16,789	13,721	17,196	13,829
2018	17,686	13,633	18,347	13,724
2018	18,669	14,163	19,769	14,195
2018	18,228	15,172	21,527	15,290
2018	15,576	13,002	17,691	13,223
2019	19,115	14,828	21,227	15,027
2019	19,584	15,435	22,286	15,674
2019	20,012	15,614	22,581	15,940
2019	22,631	17,035	25,242	17,386
2020	18,995	13,475	22,027	13,979
2020	24,812	16,443	29,127	16,850
2020	27,788	17,957	32,278	18,355
2020	32,897	20,593	36,640	20,585
2021	35,395	21,900	37,890	21,856
2021	38,055	23,705	42,546	23,724
2021	35,575	23,681	42,468	23,863
2021	34,603	25,877	46,313	26,494
2022	29,095	24,512	41,193	25,276
2022	23,691	20,418	31,472	21,206
2022	21,694	19,506	29,483	20,170
2022	22,370	20,907	29,937	21,696
2023	28,364	22,408	36,360	23,322
2023	31,365	24,288	42,082	25,361
2023	30,385	23,497	41,170	24,531
2023	34,306	26,334	48,237	27,399
2024	40,100	28,973	55,622	30,291
2024	43,388	29,904	60,838	31,589
2024	43,977	31,767	61,969	33,448
2024	47,986	32,604	65,639	34,254

202501-4140694, 202502-4108824

F261-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Science & Technology Fund (Advisor Class)	39.88%	16.22%	16.98%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P North America Tech Index (Strategy Benchmark)	36.08	21.06	20.70
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$10,285,386
  Number of Portfolio Holdings123
  Investment Advisory Fees Paid (000s)$59,422
  Portfolio Turnover Rate217.3%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	19.8%
Infrastructure and Developer Tool Software	13.3
Digital Systems	12.3
Processors	11.4
Collaboration and Productivity Software	5.0
Consumer Electronics	4.9
U.S. Internet Retail	4.6
Front-Office Applications Software	4.4
Wireline Equipment	3.8
Other	20.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	12.3%
Alphabet	9.7
Meta Platforms	9.3
Microsoft	8.8
Broadcom	8.5
Apple	4.9
Amazon.com	4.6
Salesforce	3.1
ServiceNow	2.7
Oracle	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Science & Technology Fund

Advisor Class (PASTX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Science & Technology Fund

I Class (TSNIX)

This annual shareholder report contains important information about Science & Technology Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - I Class	$81	0.67%

What drove fund performance during the past 12 months?

  Science and technology stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments.

  Semiconductor companies NVIDIA and Broadcom were top absolute contributors in 2024. NVIDIA benefited from the ongoing infrastructure buildout to support AI functionality and rose following record sales of AI chips and a positive outlook regarding demand for Blackwell, its new platform. Broadcom advanced on enthusiasm around the company’s potential to meet custom artificial intelligence demands in a large addressable market. Shares of mobile gaming-focused app marketing platform AppLovin also appreciated following strong growth in its core gaming business and software platform business and encouraging revenue and earnings guidance.

  Semiconductor company Intel and software company Adobe detracted on an absolute basis. Intel declined on lower-than-expected guidance and concerns that its new Gaudi3 accelerator isn’t gaining share in the AI graphics processing unit market. Shares of Adobe fell after competitors announced AI tools that could cut into the company’s core business. We eliminated our positions in both holdings.

  We remain focused on investing in science and technology companies that we believe are on the right side of change, the right side of numbers, and the right side of macroeconomic trends. We plan to continue seeking companies that we believe are well positioned on a multiyear basis as well as those with idiosyncratic growth drivers, and we want to own them at the right time when both the multiple and numbers can increase relative to peers.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
3/23/16	500,000	500,000	500,000	500,000
3/31/16	506,877	507,328	511,318	505,816
6/30/16	542,176	520,674	510,195	518,235
9/30/16	611,247	543,571	575,678	538,198
12/31/16	585,768	566,452	577,996	558,780
3/31/17	664,558	598,985	648,026	592,676
6/30/17	709,580	617,048	679,130	610,979
9/30/17	758,566	645,255	731,535	638,353
12/31/17	816,517	686,147	796,374	680,770
3/31/18	860,871	681,725	849,659	675,602
6/30/18	909,715	708,236	915,527	698,801
9/30/18	889,064	758,690	996,923	752,684
12/31/18	760,446	650,181	819,302	650,922
3/31/19	934,256	741,489	983,065	739,760
6/30/19	958,012	771,853	1,032,083	771,598
9/30/19	980,072	780,826	1,045,741	784,702
12/31/19	1,109,529	851,861	1,169,009	855,875
3/31/20	932,107	673,824	1,020,106	688,140
6/30/20	1,219,068	822,251	1,348,898	829,507
9/30/20	1,366,662	897,960	1,494,839	903,577
12/31/20	1,619,436	1,029,795	1,696,853	1,013,345
3/31/21	1,744,370	1,095,156	1,754,760	1,075,919
6/30/21	1,877,241	1,185,394	1,970,367	1,167,897
9/30/21	1,756,716	1,184,189	1,966,757	1,174,695
12/31/21	1,710,141	1,294,052	2,144,834	1,304,230
3/31/22	1,439,641	1,225,746	1,907,698	1,244,255
6/30/22	1,173,479	1,021,033	1,457,528	1,043,916
9/30/22	1,075,689	975,447	1,365,417	992,946
12/31/22	1,109,972	1,045,505	1,386,429	1,068,023
3/31/23	1,408,680	1,120,575	1,683,886	1,148,093
6/30/23	1,558,882	1,214,555	1,948,854	1,248,461
9/30/23	1,511,785	1,175,036	1,906,635	1,207,594
12/31/23	1,708,661	1,316,884	2,233,918	1,348,781
3/31/24	1,999,307	1,448,828	2,575,910	1,491,157
6/30/24	2,165,209	1,495,422	2,817,481	1,555,035
9/30/24	2,197,031	1,588,574	2,869,890	1,646,573
12/31/24	2,399,535	1,630,405	3,039,836	1,686,242

202501-4140694, 202502-4108824

F217-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Science & Technology Fund (I Class)	40.43%	16.68%	19.57%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.42
S&P North America Tech Index (Strategy Benchmark)	36.08	21.06	22.83
S&P 500 Index (Previous Benchmark)	25.02	14.53	14.86

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$10,285,386
  Number of Portfolio Holdings123
  Investment Advisory Fees Paid (000s)$59,422
  Portfolio Turnover Rate217.3%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	19.8%
Infrastructure and Developer Tool Software	13.3
Digital Systems	12.3
Processors	11.4
Collaboration and Productivity Software	5.0
Consumer Electronics	4.9
U.S. Internet Retail	4.6
Front-Office Applications Software	4.4
Wireline Equipment	3.8
Other	20.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	12.3%
Alphabet	9.7
Meta Platforms	9.3
Microsoft	8.8
Broadcom	8.5
Apple	4.9
Amazon.com	4.6
Salesforce	3.1
ServiceNow	2.7
Oracle	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Science & Technology Fund

I Class (TSNIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$24,714
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSCX Science & Technology
Fund
PASTX Science & Technology
Fund–
.
Advisor Class
TSNIX Science & Technology
Fund–
.
I Class

T. ROWE PRICE Science & Technology Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 40.18 $ 26.13 $ 43.40 $ 55.09 $ 43.16
Investment activities
Net investment income
(loss)
(1)(2)
(0.13) (0.04) (0.18) (0.08) 0.31
(3)
Net realized and unrealized
gain/loss 16.56 14.09 (15.04) 3.01 19.28
Total from investment
activities 16.43 14.05 (15.22) 2.93 19.59
Distributions
Net investment income — — — — (0.30)
Net realized gain (4.88) — (2.05) (14.62) (7.36)
Total distributions (4.88) — (2.05) (14.62) (7.66)
NET ASSET VALUE
End of period $ 51.73 $ 40.18 $ 26.13 $ 43.40 $ 55.09

T. ROWE PRICE Science & Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
40.27% 53.77% (35.21)% 5.49% 45.80%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.79% 0.81% 0.84% 0.76% 0.77%
Net expenses after
waivers/payments by Price
Associates 0.79% 0.81% 0.84% 0.76% 0.77%
Net investment income (loss) (0.27)% (0.10)% (0.56)% (0.13)% 0.64%
(3)
Portfolio turnover rate 217.3% 186.3% 66.4% 63.3% 65.9%
Net assets, end of period (in
millions) $5,830 $4,865 $3,190 $7,892 $8,367
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Reflects special dividends which amounted to $0.52 per share and 1.08% of average net assets.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Science & Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 39.55 $ 25.79 $ 42.97 $ 54.66 $ 42.44
Investment activities
Net investment income
(loss)
(1)(2)
(0.26) (0.12) (0.26) (0.25) 0.96
(3)
Net realized and unrealized
gain/loss 16.27 13.88 (14.87) 2.99 18.13
Total from investment
activities 16.01 13.76 (15.13) 2.74 19.09
Distributions
Net realized gain (4.74) — (2.05) (14.43) (6.87)
NET ASSET VALUE
End of period $ 50.82 $ 39.55 $ 25.79 $ 42.97 $ 54.66
Ratios/Supplemental Data
Total return
(2)(4)
39.88% 53.35% (35.35)% 5.19% 45.36%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.06% 1.06% 1.08% 1.06% 1.05%
Net expenses after waivers/
payments by Price Associates 1.06% 1.06% 1.08% 1.06% 1.05%
Net investment income (loss) (0.54)% (0.35)% (0.80)% (0.43)% 2.28%
(3)
Portfolio turnover rate 217.3% 186.3% 66.4% 63.3% 65.9%
Net assets, end of period (in
thousands) $65,079 $55,403 $36,812 $71,021 $80,053
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Reflects special dividends which amounted to $0.45 per share and 1.08% of average net assets.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Science & Technology Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 40.27 $ 26.16 $ 43.37 $ 55.09 $ 43.15
Investment activities
Net investment income
(loss)
(1)(2)
(0.07) 0.01 (0.12) 0.01 0.34
(3)
Net realized and unrealized
gain/loss 16.60 14.10 (15.04) 2.98 19.31
Total from investment
activities 16.53 14.11 (15.16) 2.99 19.65
Distributions
Net investment income — — — — (0.35)
Net realized gain (4.98) — (2.05) (14.71) (7.36)
Total distributions (4.98) — (2.05) (14.71) (7.71)
NET ASSET VALUE
End of period $ 51.82 $ 40.27 $ 26.16 $ 43.37 $ 55.09

T. ROWE PRICE Science & Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
40.43% 53.94% (35.09)% 5.60% 45.96%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.67% 0.69% 0.69% 0.65% 0.65%
Net expenses after
waivers/payments by Price
Associates 0.67% 0.69% 0.69% 0.65% 0.65%
Net investment income (loss) (0.14)% 0.02% (0.38)% 0.01% 0.70%
(3)
Portfolio turnover rate 217.3% 186.3% 66.4% 63.3% 65.9%
Net assets, end of period (in
thousands) $4,390,027 $2,820,663 $1,880,889 $886,863 $768,880
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Reflects special dividends which amounted to $0.52 per share and 1.08% of average net assets.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Science & Technology Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.3%
BUSINESS SERVICES  0.0%
Business Services  0.0%
Verisk Analytics (1) 2,303 634
634
Information Services  0.0%
Clearwater Analytics Holdings, Class A (1)(2) 58,100 1,599
1,599
Total Business Services 2,233
CONSUMER/RETAIL  0.1%
Consumer Brands  0.1%
Cintas (1) 46,960 8,580
8,580
Consumer Services  0.0%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $11,621 (INR) (2)(3)(4) 7,289 —
—
Total Consumer/Retail 8,580
ENERGY  0.2%
Energy  0.2%
Vertiv Holdings, Class A (1) 104,493 11,871
Vistra  (1) 73,800 10,175
Total Energy 22,046
FINANCIAL SERVICES  0.8%
Other Financial Services  0.1%
Coinbase Global, Class A (2) 11,745 2,916
Robinhood Markets, Class A (1)(2) 272,800 10,165
13,081
Payments  0.7%
Block (1)(2) 268,300 22,803
Corpay  (1)(2) 56,800 19,222
Fiserv (1)(2) 14,300 2,938
Mastercard , Class A (1) 1,630 858
PayPal Holdings (1)(2) 129,924 11,089
Visa, Class A (1) 40,319 12,742
69,652
Total Financial Services 82,733

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
HARDWARE  5.8%
Consumer Electronics  4.9%
Apple (1) 2,020,736 506,033
506,033
Contract Manufacturing  0.2%
Celestica (1)(2) 146,700 13,540
Fabrinet  (2) 18,096 3,979
Plexus (1)(2) 35,216 5,511
23,030
Electronic Equipment and Components  0.3%
Coherent (1)(2) 307,876 29,165
Lumentum Holdings (1)(2) 60,000 5,037
34,202
Electronics Distributors  0.0%
TD SYNNEX (1) 6,210 728
728
Enterprise Hardware  0.4%
IonQ  (2) 135,400 5,656
Keysight Technologies (1)(2) 167,654 26,930
Zebra Technologies, Class A (1)(2) 31,972 12,348
44,934
Total Hardware 608,927
INDUSTRIALS  1.6%
Aerospace & Defense  0.1%
Axon Enterprise (2) 11,892 7,068
7,068
Automobile Manufacturers  1.5%
Tesla (2) 371,021 149,833
149,833
Transportation Technology Services  0.0%
Aurora Innovation (1)(2) 445,979 2,810
2,810
Total Industrials 159,711
INTERNET  25.9%
China Internet Media/Advertising  0.0%
58.com (3) 8,367,978 —
—

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Rest of World Internet Retail  0.1%
MercadoLibre  (1)(2) 8,100 13,774
13,774
U.S. Internet Media/Advertising  19.8%
Alphabet, Class A  2,987,582 565,549
Alphabet, Class C (1) 2,289,977 436,103
AppLovin , Class A (1)(2) 95,106 30,798
Meta Platforms, Class A  1,629,355 954,004
Reddit , Class A (2) 81,290 13,286
Trade Desk, Class A (1)(2) 278,242 32,702
Zeta Global Holdings, Class A (1)(2) 219,599 3,951
2,036,393
U.S. Internet Retail  4.6%
Amazon.com (1)(2) 2,166,679 475,348
475,348
U.S. Internet Services  1.4%
Booking Holdings  7,100 35,276
DoorDash , Class A (1)(2) 176,500 29,608
GoDaddy , Class A (1)(2) 391,793 77,328
142,212
Total Internet 2,667,727
IT SERVICES  1.5%
Data Centers  0.1%
Cleanspark  (1)(2) 758,800 6,988
Equinix , REIT  1,209 1,140
8,128
IT Services  1.4%
Automatic Data Processing  103,596 30,325
F5 (1)(2) 22,101 5,558
Fair Isaac (2) 31,185 62,087
Fastly , Class A (2) 437,478 4,130
Globant  (1)(2) 114,649 24,583
SoundHound AI, Class A (1)(2) 589,600 11,698
138,381
Total IT Services 146,509
MEDIA & ENTERTAINMENT  3.1%
Direct-to-Consumer Subscription Services  2.5%
Netflix (1)(2) 236,123 210,461
Spotify Technology (2) 93,463 41,814
252,275

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Video Gaming  0.6%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $34,498 (2)(3)(4) 53,150 33,863
ROBLOX, Class A (1)(2) 484,935 28,058
61,921
Total Media & Entertainment 314,196
MISCELLANEOUS  0.1%
Miscellaneous  0.1%
MARA Holdings (1)(2) 437,500 7,337
Riot Platforms (1)(2) 262,300 2,678
Total Miscellaneous 10,015
SEMICONDUCTORS  24.7%
Analog Semiconductors  0.3%
Semtech  (1)(2) 368,765 22,808
SiTime  (1)(2) 44,833 9,618
32,426
Digital Systems  12.3%
NVIDIA  9,437,475 1,267,358
1,267,358
Foundry  0.1%
Taiwan Semiconductor Manufacturing, ADR  24,960 4,929
4,929
Memory  0.3%
Rambus (2) 565,100 29,871
29,871
Microcontrollers  0.1%
Astera Labs (2) 77,800 10,305
10,305
Processors  11.2%
Broadcom (1) 3,765,585 873,013
Credo Technology Group Holding (2) 297,412 19,989
Lattice Semiconductor (1)(2) 131,700 7,461
Marvell Technology (1) 2,290,840 253,023
1,153,486
Semiconductor Capital Equipment  0.4%
BE Semiconductor Industries (EUR)  80,998 11,102
Lam Research  346,100 24,999
36,101
Total Semiconductors 2,534,476

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SOFTWARE  29.5%
Back-Office Applications Software  0.6%
Samsara, Class A (1)(2) 247,592 10,817
SAP (EUR)  163,699 40,266
Vertex, Class A (1)(2) 15,341 818
Workiva  (1)(2) 60,160 6,588
58,489
Collaboration and Productivity Software  5.0%
Asana, Class A (1)(2) 185,578 3,762
Atlassian , Class A (1)(2) 224,900 54,736
MicroStrategy , Class A (1)(2) 158,668 45,953
Palantir Technologies, Class A (1)(2) 1,730,515 130,879
ServiceNow  (2) 263,503 279,345
514,675
Design Software  1.9%
Autodesk (2) 322,957 95,456
Cadence Design Systems (2) 223,672 67,205
Synopsys (1)(2) 74,716 36,264
198,925
Front-Office Applications Software  4.4%
DocuSign (1)(2) 265,193 23,851
Freshworks , Class A (2) 279,375 4,518
HubSpot  (1)(2) 87,047 60,652
Manhattan Associates (1)(2) 95,703 25,863
Pegasystems  (1) 149,895 13,970
Salesforce (1) 955,844 319,567
448,421
Industry-Specific Software  1.8%
Guidewire Software (1)(2) 153,073 25,805
Intapp  (2) 102,200 6,550
ServiceTitan , Class A (2) 66,451 6,836
Shopify, Class A (1)(2) 1,181,860 125,667
Tyler Technologies (1)(2) 31,950 18,424
183,282
Infrastructure and Developer Tool Software  13.3%
Arista Networks (1)(2) 1,197,488 132,358
Datadog , Class A (1)(2) 371,215 53,043
Microsoft (1) 2,137,831 901,096
Nutanix , Class A (1)(2) 210,409 12,873
Oracle (1) 1,548,125 257,980

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Snowflake, Class A (2) 60,200 9,295
1,366,645
Security Software  2.5%
Crowdstrike Holdings, Class A (2) 218,714 74,835
Fortinet (1)(2) 536,626 50,700
Gen Digital  544,292 14,903
Palo Alto Networks (1)(2) 622,850 113,334
SentinelOne , Class A (1)(2) 187,822 4,170
257,942
Total Software 3,028,379
TELECOM EQUIPMENT  5.5%
Wireless Equipment  1.7%
InterDigital  (1) 156,100 30,240
Motorola Solutions (1) 321,263 148,497
178,737
Wireline Equipment  3.8%
Amphenol, Class A  451,886 31,384
Applied Optoelectronics (1)(2) 212,221 7,822
Ciena  (1)(2) 389,000 32,991
Cisco Systems (1) 3,985,232 235,926
Corning (1) 1,830,386 86,980
395,103
Total Telecom Equipment 573,840
TELECOM SERVICES  0.5%
U.S. Cable/Satellite  0.2%
Charter Communications, Class A (2) 47,800 16,384
16,384
U.S. Wireless  0.3%
T-Mobile U.S. (1) 135,896 29,996
29,996
Total Telecom Services 46,380
Total Common Stocks (Cost $7,319,624) 10,205,752
CONVERTIBLE PREFERRED STOCKS  0.9%
BUSINESS SERVICES  0.0%
Information Services  0.0%
Perplexity, Series D-1, Acquisition Date: 11/19/24,
Cost $2,000 (2)(3)(4) 6,081 2,000
Total Business Services 2,000

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER/RETAIL  0.0%
Consumer Services  0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20,
Cost $14,604 (INR) (2)(3)(4) 4,539 —
Total Consumer/Retail —
INDUSTRIALS  0.4%
Transportation Technology Services  0.4%
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $21,889 (2)(3)(4) 1,199,400 1,199
Waymo , Series A-2, Acquisition Date: 5/8/20, Cost $25,611 (2)
(3)(4) 298,258 23,950
Waymo , Series B-2, Acquisition Date: 6/11/21, Cost $9,877 (2)
(3)(4) 107,687 8,724
Total Industrials 33,873
INTERNET  0.2%
Rest of World Internet Services  0.2%
Rappi , Series E, Acquisition Date: 9/8/20, Cost $33,355 (2)(3)
(4) 558,273 12,176
Rappi , Series F, Acquisition Date: 7/8/21, Cost $10,111 (2)(3)(4) 156,954 3,423
Total Internet 15,599
IT SERVICES  0.1%
Data Centers  0.1%
Lambda, Series C, Acquisition Date: 12/28/23, Cost $10,000 (2)
(3)(4) 653,313 11,766
Total IT Services 11,766
SEMICONDUCTORS  0.2%
Processors  0.2%
Lightmatter , Series B-1, Acquisition Date: 12/16/24,
Cost $5,087 (2)(3)(4) 81,714 5,087
Lightmatter , Series D, Acquisition Date: 10/11/24,
Cost $19,974 (2)(3)(4) 248,958 19,974
Total Semiconductors 25,061
SOFTWARE  0.0%
Collaboration and Productivity Software  0.0%
X.AI, Series C, Acquisition Date: 11/22/24, Cost $5,000 (2)(3)(4) 230,946 5,000
Total Software 5,000

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
TELECOM SERVICES  0.0%
Rest of The World Telecom  0.0%
SB Technology, Series E, Acquisition Date: 12/18/24,
Cost $1,550 (2)(3)(4) 90,070 1,550
Total Telecom Services 1,550
Total Convertible Preferred Stocks (Cost $159,058) 94,849
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Treasury Reserve Fund, 4.52% (5)(6) 12,666 13
Total Short-Term Investments (Cost $13) 13
SECURITIES LENDING COLLATERAL  2.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 4.53% (5)(6) 271,784,413 271,784
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 271,784
Total Securities Lending Collateral (Cost $271,784) 271,784
Total Investments in Securities
102.8% of Net Assets
(Cost $7,750,479) $ 10,572,398
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. All or a portion of this security is on loan at December 31, 2024.
(2) Non-income producing
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $128,712 and represents 1.3% of net assets.

T. ROWE PRICE Science & Technology Fund

.
.
.
.
.
.
.
.
.
.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
INR Indian Rupee
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Science & Technology Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.52% — — 1,061
Totals $ —# $ — $ 1,061+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 70,442  ¤  ¤ $ 271,784
T. Rowe Price Treasury
Reserve Fund, 4.52% 203,028  ¤  ¤ 13
Total $ 271,797^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $1,061 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $271,797.

T. ROWE PRICE Science & Technology Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $7,750,479) $ 10,572,398
Receivable for shares sold 4,069
Dividends receivable 1,058
Other assets 114
Total assets 10,577,639
Liabilities
Obligation to return securities lending collateral 271,784
Payable for shares redeemed 8,723
Investment management fees payable 5,675
Due to affiliates 503
Payable to directors 7
Payable for investment securities purchased 2
Other liabilities 5,559
Total liabilities 292,253
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 10,285,386

T. ROWE PRICE Science & Technology Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 3,131,641
Paid-in capital applicable to 198,694,242 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 7,153,745
NET ASSETS $ 10,285,386
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $5,830,280; Shares outstanding:
112,703,732) $ 51.73
Advisor Class
(Net assets: $65,079; Shares outstanding: 1,280,493) $ 50.82
I Class
(Net assets: $4,390,027; Shares outstanding: 84,710,017) $ 51.82

T. ROWE PRICE Science & Technology Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $320) $ 49,058
Securities lending 285
.
  Interest 23
Other 28
Total income 49,394
Expenses
Investment management 59,245
Shareholder servicing
Investor Class $ 8,365
Advisor Class 107
I Class 921 9,393
Rule 12b-1 fees
Advisor Class 157
Prospectus and shareholder reports
Investor Class 106
Advisor Class 2
I Class 11 119
Custody and accounting 369
Registration 121
Legal and audit 48
Directors 30
Miscellaneous 107
Repaid to Price Associates 177
Total expenses 69,766
Net investment loss (20,372)

T. ROWE PRICE Science & Technology Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,589,438
Foreign currency transactions (178)
Net realized gain 1,589,260
Change in net unrealized gain / loss
Securities 1,507,249
Other assets and liabilities denominated in foreign currencies (2)
Change in net unrealized gain / loss 1,507,247
Net realized and unrealized gain / loss 3,096,507
INCREASE IN NET ASSETS FROM OPERATIONS $ 3,076,135

T. ROWE PRICE Science & Technology Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (20,372) $ (3,992)
Net realized gain 1,589,260 594,881
Change in net unrealized gain / loss 1,507,247 2,134,302
Increase in net assets from operations 3,076,135 2,725,191
Distributions to shareholders
Net earnings
Investor Class (507,434) –
Advisor Class (5,562) –
I Class (391,599) –
Decrease in net assets from distributions (904,595) –
Capital share transactions
*
Shares sold
Investor Class 750,772 716,072
Advisor Class 14,949 10,709
I Class 958,030 378,893
Distributions reinvested
Investor Class 497,064 –
Advisor Class 5,561 –
I Class 373,322 –
Shares redeemed
Investor Class (1,603,155) (762,042)
Advisor Class (25,795) (11,539)
I Class (597,976) (424,383)
Increase (decrease) in net assets from capital
share transactions 372,772 (92,290)

T. ROWE PRICE Science & Technology Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 2,544,312 2,632,901
Beginning of period 7,741,074 5,108,173
End of period $ 10,285,386 $ 7,741,074
*Share information (000s)
Shares sold
Investor Class 15,616 20,723
Advisor Class 310 305
I Class 19,761 10,648
Distributions reinvested
Investor Class 9,124 –
Advisor Class 104 –
I Class 6,841 –
Shares redeemed
Investor Class (33,112) (21,733)
Advisor Class (535) (332)
I Class (11,933) (12,512)
Increase (decrease) in shares outstanding 6,176 (2,901)

T. ROWE PRICE Science & Technology Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-
end management investment company. The fund seeks to provide long-term capital appreciation. The fund has three classes of shares: the Science
& Technology Fund (Investor Class), the Science & Technology Fund–
Advisor Class (Advisor Class) and the Science & Technology Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE Science & Technology Fund

are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis,

T. ROWE PRICE Science & Technology Fund

to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Science & Technology Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE Science & Technology Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Science & Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2024, totaled $9,271,000 for the year ended December 31, 2024.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 10,120,521 $ 51,368 $ 33,863 $ 10,205,752
Convertible Preferred Stocks — — 94,849 94,849
Short-Term Investments 13 — — 13
Securities Lending Collateral 271,784 — — 271,784
Total $ 10,392,318 $ 51,368 $ 128,712 $ 10,572,398
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
12/31/24
Investment in Securities
Common Stocks $ 27,729 $ 6,134 $ — $ 33,863
Convertible Preferred Stocks 58,102 3,137 33,610 94,849
Total $ 85,831 $ 9,271 $ 33,610 $ 128,712

T. ROWE PRICE Science & Technology Fund

Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying

T. ROWE PRICE Science & Technology Fund

financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $260,754,000; the value of cash collateral and related investments was $271,784,000.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $19,998,457,000 and
$20,506,820,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the offset of the current net operating loss against realized gains.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 519,450 $ —
Long-term capital gain 385,145 —
Total distributions $ 904,595 $ —

T. ROWE PRICE Science & Technology Fund

At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. During the year ended December 31, 2024, the fund utilized
$313,939,000 of capital loss carryforwards.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards
($000s)
Cost of investments $ 7,816,358
Unrealized appreciation $ 2,928,595
Unrealized depreciation (172,612)
Net unrealized appreciation (depreciation) $ 2,755,983
($000s)
Undistributed ordinary income $ 321,171
Undistributed long-term capital gain 54,487
Net unrealized appreciation (depreciation) 2,755,983
Total distributable earnings (loss) $ 3,131,641

T. ROWE PRICE Science & Technology Fund

are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related

T. ROWE PRICE Science & Technology Fund

to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated
in the table below. At December 31, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2024, expenses incurred pursuant to these service agreements were $119,000 for Price Associates; $4,637,000 for T. Rowe Price Services,
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.99% 1.24% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $— $— $177

T. ROWE PRICE Science & Technology Fund

Inc.; and $968,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2024, the fund was charged $2,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $14,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2024, approximately 2% of the outstanding shares of the I Class were held by college savings plans.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and

T. ROWE PRICE Science & Technology Fund

sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting

T. ROWE PRICE Science & Technology Fund

market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Science & Technology Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Science &
Technology Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Science & Technology Fund, Inc.
(the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Science & Technology Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Science & Technology Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$385,145,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $42,592,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $41,967,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F61-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025